JPMorgan BetaBuilders International Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Australia — 7.4%
ANZ Group Holdings Ltd.	900,561	23,536,235
APA Group	397,470	2,843,267
Aristocrat Leisure Ltd.	180,896	8,130,383
ASX Ltd.	58,124	2,242,059
BHP Group Ltd.	1,520,641	64,095,866
BlueScope Steel Ltd.	131,566	3,017,633
Brambles Ltd.	404,925	5,558,691
Coles Group Ltd.	401,866	6,788,716
Commonwealth Bank of Australia	502,792	62,851,428
Computershare Ltd.	164,289	4,720,531
CSL Ltd.	145,045	12,540,627
Evolution Mining Ltd.	609,246	4,830,911
Fortescue Ltd.	476,113	6,178,165
Glencore plc	2,847,840	20,975,334
Goodman Group, REIT	584,500	12,168,668
GPT Group (The), REIT	574,597	2,069,630
Insurance Australia Group Ltd.	705,670	4,204,518
Lottery Corp. Ltd. (The)	668,311	2,618,434
Macquarie Group Ltd.	109,096	19,366,596
Medibank Pvt Ltd.	826,918	2,997,364
National Australia Bank Ltd.	917,466	26,566,111
Northern Star Resources Ltd.	415,627	5,760,097
Orica Ltd.	133,703	2,184,123
Origin Energy Ltd.	517,273	3,902,526
Pro Medicus Ltd.	16,529	1,880,321
Qantas Airways Ltd.	222,633	1,549,307
QBE Insurance Group Ltd.	448,596	7,780,792
REA Group Ltd.	15,312	1,729,253
Rio Tinto Ltd.	111,461	13,284,117
Rio Tinto plc	320,842	31,176,108
Santos Ltd.	924,468	5,134,264
Scentre Group, REIT	1,558,465	4,278,790
SGH Ltd.	59,881	1,851,864
Sigma Healthcare Ltd.	1,795,448	3,702,207
Sonic Healthcare Ltd.	143,651	2,198,507
South32 Ltd.	1,344,195	4,285,433
Stockland, REIT	729,396	2,183,354
Suncorp Group Ltd.	324,618	4,367,655
Telstra Group Ltd.	1,180,931	4,169,129
Transurban Group	936,868	9,729,149
Vicinity Ltd., REIT	1,109,074	2,084,334
Washington H Soul Pattinson & Co. Ltd.	76,202	2,473,124
Wesfarmers Ltd.	340,730	21,341,740
Westpac Banking Corp.	1,025,258	27,187,054
WiseTech Global Ltd.	57,947	1,493,580
Woodside Energy Group Ltd.	570,119	13,343,603
Woolworths Group Ltd.	366,793	10,235,591
		487,607,189

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Austria — 0.4%
ANDRITZ AG	19,495	1,836,386
BAWAG Group AG (a)	22,304	4,523,152
Erste Group Bank AG	88,336	11,547,563
OMV AG	42,826	3,131,661
Raiffeisen Bank International AG	38,163	2,620,219
Telekom Austria AG	21,535	251,808
Verbund AG	19,832	1,361,250
		25,272,039
Belgium — 1.0%
Ackermans & van Haaren NV	6,572	2,039,674
Ageas SA	58,933	4,877,128
Anheuser-Busch InBev SA	289,157	25,114,439
D'ieteren Group	6,100	1,259,071
Elia Group SA/NV	14,896	2,134,370
Groupe Bruxelles Lambert NV	23,055	2,079,489
KBC Group NV	75,135	10,808,827
Lotus Bakeries NV (b)	121	1,551,971
Sofina SA	4,537	1,285,718
Syensqo SA	20,914	1,860,451
UCB SA	36,116	9,270,388
		62,281,526
Brazil — 0.0% ^
Yara International ASA	48,797	2,301,842
Chile — 0.1%
Antofagasta plc	103,901	5,178,508
China — 0.4%
3SBio, Inc. * (a)	567,000	1,210,864
Budweiser Brewing Co. APAC Ltd. (a)	512,500	429,328
Prosus NV	334,812	15,559,654
Sino Biopharmaceutical Ltd.	2,837,000	1,820,180
Wharf Holdings Ltd. (The)	290,000	726,057
Wilmar International Ltd.	603,600	1,845,870
Wuxi Biologics Cayman, Inc. * (a)	1,091,000	5,384,636
		26,976,589
Czech Republic — 0.0% ^
CSG NV * (b)	45,720	870,968
Denmark — 1.5%
Carlsberg A/S, Class B	27,730	4,083,375
Coloplast A/S, Class B	43,250	2,860,113
Danske Bank A/S	189,534	10,907,624
DSV A/S	58,077	12,551,660
Genmab A/S *	17,622	5,072,289
Novo Nordisk A/S, Class B	953,728	45,112,841
Novonesis Novozymes B	103,811	6,758,445
Orsted A/S * (a)	138,053	3,077,942

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Tryg A/S	91,252	2,171,579
Vestas Wind Systems A/S	295,599	7,956,776
		100,552,644
Finland — 1.2%
Elisa OYJ	41,366	1,668,241
Fortum OYJ	131,198	2,982,624
Kesko OYJ, Class A	25,499	622,352
Kesko OYJ, Class B	81,069	2,020,023
Kone OYJ, Class B	99,445	5,737,674
Metso OYJ	210,887	3,947,431
Neste OYJ	128,472	4,552,841
Nokia OYJ	1,565,821	14,472,777
Nordea Bank Abp (b)	970,055	19,592,895
Orion OYJ, Class A	7,714	720,133
Orion OYJ, Class B	32,796	3,066,006
Sampo OYJ, Class A	747,641	8,277,698
Stora Enso OYJ, Class R	177,249	2,038,287
UPM-Kymmene OYJ	158,328	4,307,438
Wartsila OYJ Abp	145,373	4,929,934
		78,936,354
France — 8.0%
Air Liquide SA	173,533	34,187,482
Airbus SE	175,837	41,279,268
Amundi SA (a)	19,355	2,114,913
AXA SA	490,468	25,420,777
BNP Paribas SA	302,570	38,447,186
Bollore SE	190,048	848,734
Bouygues SA	60,673	3,417,699
Bureau Veritas SA	99,073	3,169,351
Capgemini SE	50,085	5,953,140
Cie de Saint-Gobain SA	134,874	12,676,418
Cie Generale des Etablissements Michelin SCA	197,787	7,994,646
Credit Agricole SA	332,563	7,431,273
Danone SA	192,727	14,991,487
Dassault Aviation SA	5,402	1,866,121
Dassault Systemes SE	210,437	4,895,820
Engie SA	558,795	17,418,270
EssilorLuxottica SA	88,037	16,667,338
Hermes International SCA	10,188	18,051,854
Kering SA	21,127	6,973,463
Legrand SA	78,373	11,914,989
L'Oreal SA	72,586	32,329,468
LVMH Moet Hennessy Louis Vuitton SE	74,469	40,893,555
Orange SA	614,922	11,749,742
Pernod Ricard SA (b)	59,113	4,606,873
Publicis Groupe SA	68,221	7,281,264
Safran SA	103,422	40,642,917

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Sartorius Stedim Biotech	8,326	1,609,750
Societe Generale SA	196,404	18,461,320
Thales SA	28,827	8,206,486
TotalEnergies SE	632,957	55,801,804
Veolia Environnement SA	188,392	7,496,752
Vinci SA	146,967	20,750,693
		525,550,853
Germany — 8.4%
adidas AG	53,611	9,919,275
Allianz SE (Registered)	114,171	56,868,853
BASF SE	267,989	15,557,735
Bayer AG (Registered)	275,219	15,273,494
Bayerische Motoren Werke AG	97,525	6,684,701
Beiersdorf AG	24,212	2,249,079
BioNTech SE, ADR *	32,662	2,958,524
Commerzbank AG	193,595	8,443,454
Continental AG	32,429	2,696,902
Daimler Truck Holding AG	129,897	7,347,068
Deutsche Bank AG (Registered)	526,630	19,383,153
Deutsche Boerse AG	55,170	16,618,155
Deutsche Post AG	276,581	18,476,108
Deutsche Telekom AG (Registered)	1,035,751	31,964,318
Dr Ing hc F Porsche AG (Preference) (a)	33,098	1,620,359
E.ON SE	664,657	14,318,889
Fresenius SE & Co. KGaA	123,456	6,345,300
Hannover Rueck SE	18,033	5,197,952
Heidelberg Materials AG	37,969	7,068,500
Henkel AG & Co. KGaA	28,560	2,340,214
Henkel AG & Co. KGaA (Preference)	46,068	4,016,149
HOCHTIEF AG	4,494	2,303,285
Infineon Technologies AG	391,464	28,092,862
Mercedes-Benz Group AG	213,193	11,527,172
Merck KGaA	38,806	6,413,399
MTU Aero Engines AG	15,139	6,347,457
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	38,422	23,080,101
Rheinmetall AG	13,975	18,474,239
RWE AG	194,758	12,811,763
SAP SE	308,574	56,560,126
Sartorius AG (Preference)	7,525	1,896,555
Siemens AG (Registered)	215,051	70,460,724
Siemens Energy AG	242,444	41,419,876
Siemens Healthineers AG (a)	108,563	4,623,111
Talanx AG	18,066	2,401,236
Volkswagen AG (Preference)	61,915	5,350,820
Vonovia SE	254,648	6,177,927
		553,288,835

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — 1.7%
AIA Group Ltd.	3,142,200	31,676,199
CK Asset Holdings Ltd.	563,000	3,429,245
CK Infrastructure Holdings Ltd.	184,500	1,471,672
CLP Holdings Ltd.	544,000	5,408,636
Henderson Land Development Co. Ltd.	400,000	1,450,147
HKT Trust & HKT Ltd.	1,076,000	1,821,503
Hong Kong & China Gas Co. Ltd.	3,277,100	2,933,781
Hong Kong Exchanges & Clearing Ltd.	358,200	18,663,241
Link, REIT	780,300	3,889,400
MTR Corp. Ltd.	474,000	1,999,887
Power Assets Holdings Ltd.	409,500	3,082,896
Prudential plc	751,707	11,297,066
Sino Land Co. Ltd.	1,122,000	1,528,211
Sun Hung Kai Properties Ltd.	397,000	6,230,856
Swire Pacific Ltd., Class A	102,000	1,295,340
Swire Pacific Ltd., Class B	220,000	419,495
Swire Properties Ltd.	289,000	880,171
Techtronic Industries Co. Ltd.	429,000	7,207,181
WH Group Ltd. (a)	2,341,924	2,519,836
Wharf Real Estate Investment Co. Ltd.	427,000	1,444,108
Zijin Gold International Co. Ltd.	120,500	1,822,165
		110,471,036
Indonesia — 0.1%
Jardine Matheson Holdings Ltd.	59,100	3,925,124
Ireland — 0.2%
AIB Group plc	621,697	7,394,235
Kerry Group plc, Class A	42,423	4,050,109
Kingspan Group plc	46,031	4,278,297
		15,722,641
Israel — 1.0%
Azrieli Group Ltd.	12,370	1,632,987
Bank Hapoalim BM	386,429	9,381,709
Bank Leumi Le-Israel BM	443,502	10,479,209
Elbit Systems Ltd.	7,569	6,114,491
ICL Group Ltd.	217,001	1,108,889
Israel Discount Bank Ltd., Class A	367,363	3,833,982
Mizrahi Tefahot Bank Ltd.	42,044	3,128,835
Nova Ltd. *	9,190	3,651,844
Phoenix Financial Ltd.	64,747	3,630,331
Teva Pharmaceutical Industries Ltd. *	334,248	11,892,299
Tower Semiconductor Ltd. *	33,556	7,350,991
		62,205,567
Italy — 3.4%
Banca Mediolanum SpA	62,306	1,669,487
Banca Monte dei Paschi di Siena SpA	580,233	7,771,286
Banco BPM SpA	361,382	6,598,183

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
BPER Banca SpA	451,800	7,341,397
Coca-Cola HBC AG	60,547	4,082,672
Enel SpA	2,276,386	25,708,151
Eni SpA	553,901	15,407,691
Ferrari NV	37,749	14,842,651
FinecoBank Banca Fineco SpA	183,321	5,022,422
Generali (b)	263,031	13,330,160
Intesa Sanpaolo SpA	4,583,516	34,648,230
Leonardo SpA	120,228	7,662,678
Mediobanca Banca di Credito Finanziario SpA (b)	33,177	1,069,937
Moncler SpA	62,456	3,552,421
Poste Italiane SpA (a)	137,694	4,165,597
Prysmian SpA	85,422	11,787,667
Recordati Industria Chimica e Farmaceutica SpA	32,073	1,910,558
Snam SpA	615,094	4,170,842
Telecom Italia SpA *	553,550	4,700,669
Terna - Rete Elettrica Nazionale	422,181	4,839,939
UniCredit SpA	449,355	42,379,508
		222,662,146
Japan — 24.8%
Advantest Corp.	218,400	43,151,896
Aeon Co. Ltd.	824,100	7,070,546
AGC, Inc.	63,600	2,398,548
Aisin Corp.	162,100	2,234,826
Ajinomoto Co., Inc.	287,300	8,859,869
ANA Holdings, Inc. (b)	44,400	867,211
Asahi Group Holdings Ltd.	422,500	4,409,295
Asahi Kasei Corp.	407,800	4,353,242
Asics Corp.	214,100	6,312,619
Astellas Pharma, Inc.	539,500	7,409,928
Bandai Namco Holdings, Inc.	182,800	5,295,575
Bridgestone Corp.	320,400	7,912,417
Canon, Inc.	259,300	7,217,648
Capcom Co. Ltd.	89,500	2,248,273
Central Japan Railway Co.	287,400	7,151,906
Chiba Bank Ltd. (The)	208,600	3,390,805
Chubu Electric Power Co., Inc.	227,000	3,930,522
Chugai Pharmaceutical Co. Ltd.	198,000	8,591,488
Concordia Financial Group Ltd.	333,700	3,798,443
Dai Nippon Printing Co. Ltd.	129,500	2,348,123
Daifuku Co. Ltd.	107,600	3,963,577
Daiichi Life Group, Inc.	1,081,200	13,036,428
Daiichi Sankyo Co. Ltd.	528,900	8,547,838
Daikin Industries Ltd.	87,900	12,732,743
Daito Trust Construction Co. Ltd.	92,500	1,958,659
Daiwa House Industry Co. Ltd.	185,700	5,453,371
Daiwa Securities Group, Inc.	416,100	4,654,764

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Denso Corp.	544,300	6,683,407
Disco Corp.	27,400	9,793,703
East Japan Railway Co.	327,400	7,532,997
Ebara Corp.	137,100	4,654,216
Eisai Co. Ltd.	81,300	2,444,110
ENEOS Holdings, Inc.	807,600	6,669,590
FANUC Corp.	266,200	10,726,662
Fast Retailing Co. Ltd.	56,700	27,764,247
Fuji Electric Co. Ltd.	44,300	3,866,031
FUJIFILM Holdings Corp.	350,500	8,250,645
Fujikura Ltd.	496,900	12,609,513
Fujitsu Ltd.	524,600	12,091,649
Furukawa Electric Co. Ltd.	210,500	4,016,746
Hankyu Hanshin Holdings, Inc.	72,000	2,130,330
Hikari Tsushin, Inc.	5,400	1,320,391
Hitachi Construction Machinery Co. Ltd.	26,600	886,586
Hitachi Ltd.	1,354,300	44,381,163
Honda Motor Co. Ltd.	1,168,800	11,781,063
Hoya Corp.	100,400	15,352,869
Hulic Co. Ltd.	170,900	1,879,003
Ibiden Co. Ltd.	77,000	7,703,299
Idemitsu Kosan Co. Ltd.	263,800	2,159,607
IHI Corp.	318,000	5,560,216
Inpex Corp.	265,900	6,128,641
Isuzu Motors Ltd.	159,700	2,382,653
ITOCHU Corp.	2,104,200	26,406,893
Japan Airlines Co. Ltd.	42,600	785,738
Japan Exchange Group, Inc.	308,600	4,197,919
Japan Post Bank Co. Ltd.	534,100	10,326,896
Japan Post Holdings Co. Ltd.	501,400	7,417,893
Japan Post Insurance Co. Ltd.	161,200	1,774,991
Japan Tobacco, Inc.	332,500	14,825,141
JFE Holdings, Inc. (b)	191,000	2,167,109
JX Advanced Metals Corp.	167,300	3,876,038
Kajima Corp.	135,100	4,514,265
Kansai Electric Power Co., Inc. (The)	309,400	4,685,701
Kao Corp.	271,300	5,576,864
Kawasaki Heavy Industries Ltd.	251,400	4,295,084
Kawasaki Kisen Kaisha Ltd.	116,500	2,075,894
KDDI Corp.	869,700	16,023,107
Keyence Corp.	56,200	28,189,191
Kikkoman Corp.	245,400	2,527,367
Kioxia Holdings Corp. *	100,700	28,068,760
Kirin Holdings Co. Ltd.	243,700	4,508,390
Komatsu Ltd.	270,600	11,741,405
Konami Group Corp.	27,100	3,491,009
Kubota Corp.	341,500	5,793,717
Kyocera Corp.	395,600	9,022,368

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Kyowa Kirin Co. Ltd.	71,100	1,141,335
Lasertec Corp.	24,600	5,651,415
LY Corp.	780,200	2,173,828
M3, Inc.	132,500	1,484,421
Makita Corp.	68,200	2,196,750
Marubeni Corp.	491,800	15,895,313
MINEBEA MITSUMI, Inc.	111,500	2,539,315
Mitsubishi Chemical Group Corp.	407,900	3,001,675
Mitsubishi Corp.	1,106,700	33,082,340
Mitsubishi Electric Corp.	595,400	21,448,167
Mitsubishi Estate Co. Ltd.	364,400	8,846,605
Mitsubishi HC Capital, Inc.	251,900	2,319,295
Mitsubishi Heavy Industries Ltd.	1,008,000	23,549,237
Mitsubishi UFJ Financial Group, Inc.	3,396,500	75,865,915
Mitsui & Co. Ltd.	767,000	23,534,846
Mitsui Fudosan Co. Ltd.	816,000	7,948,996
Mitsui Kinzoku Co. Ltd.	17,200	3,238,298
Mitsui OSK Lines Ltd.	98,300	3,631,393
Mizuho Financial Group, Inc.	738,900	38,307,680
MS&AD Insurance Group Holdings, Inc.	414,700	12,765,947
Murata Manufacturing Co. Ltd.	542,700	24,727,778
NEC Corp.	381,300	11,331,729
Nexon Co. Ltd.	90,000	1,410,521
NIDEC Corp. *	303,600	4,875,162
Nintendo Co. Ltd.	349,600	16,676,679
Nippon Building Fund, Inc., REIT	2,557	2,156,847
Nippon Paint Holdings Co. Ltd.	287,600	2,170,211
Nippon Sanso Holdings Corp.	59,000	2,121,006
Nippon Steel Corp.	1,569,200	6,392,640
Nippon Yusen KK	121,200	4,653,778
Nissan Motor Co. Ltd. * (b)	672,200	1,419,200
Niterra Co. Ltd.	58,800	3,433,840
Nitori Holdings Co. Ltd.	121,900	1,966,613
Nitto Denko Corp.	202,300	4,271,851
Nomura Holdings, Inc.	881,300	8,526,133
Nomura Research Institute Ltd.	126,100	3,730,486
NTT, Inc.	8,084,600	7,749,201
Obayashi Corp.	201,500	3,960,342
Obic Co. Ltd.	95,400	2,736,412
Olympus Corp.	330,600	3,778,555
Oracle Corp.	10,000	561,836
Oriental Land Co. Ltd.	345,300	6,892,069
ORIX Corp.	329,900	13,314,551
Osaka Gas Co. Ltd.	110,900	3,804,858
Otsuka Corp.	73,100	1,508,386
Otsuka Holdings Co. Ltd.	142,700	9,894,738
Pan Pacific International Holdings Corp.	796,400	4,515,962
Panasonic Holdings Corp.	666,600	17,626,549

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Rakuten Group, Inc. *	458,200	2,389,124
Recruit Holdings Co. Ltd.	419,700	33,190,221
Renesas Electronics Corp.	503,900	10,100,050
Resona Holdings, Inc.	654,800	8,879,619
Resonac Holdings Corp.	54,400	4,531,473
SBI Holdings, Inc.	177,600	3,352,784
SCREEN Holdings Co. Ltd.	56,800	4,332,968
Secom Co. Ltd.	121,400	5,229,435
Sekisui House Ltd.	188,400	4,124,507
Seven & i Holdings Co. Ltd.	630,900	8,365,812
Shimadzu Corp.	86,700	2,205,000
Shimano, Inc.	23,000	2,903,295
Shimizu Corp.	160,600	2,365,772
Shin-Etsu Chemical Co. Ltd.	562,300	20,046,073
Shionogi & Co. Ltd.	255,400	4,617,962
Shiseido Co. Ltd.	112,300	2,218,334
SMC Corp.	17,000	7,345,025
SoftBank Corp.	8,475,800	11,896,446
SoftBank Group Corp.	1,096,700	34,159,472
Sompo Holdings, Inc.	267,900	11,893,859
Sony Group Corp.	1,790,600	41,844,305
Subaru Corp.	159,600	2,716,782
Sumitomo Corp.	1,442,700	14,975,175
Sumitomo Electric Industries Ltd.	937,100	12,402,610
Sumitomo Metal Mining Co. Ltd.	78,000	3,920,704
Sumitomo Mitsui Financial Group, Inc.	1,146,400	49,259,590
Sumitomo Mitsui Trust Group, Inc.	837,200	8,608,662
Sumitomo Realty & Development Co. Ltd.	277,400	6,217,737
Suntory Beverage & Food Ltd.	37,700	1,093,001
Suzuki Motor Corp.	551,000	7,192,507
T&D Holdings, Inc.	145,500	4,585,554
Taisei Corp.	47,500	3,847,617
Takeda Pharmaceutical Co. Ltd.	471,100	16,175,521
TDK Corp.	569,400	10,948,690
Terumo Corp.	447,200	6,560,377
Toho Co. Ltd.	172,200	1,647,267
Tokio Marine Holdings, Inc.	574,300	29,270,004
Tokyo Electron Ltd.	132,700	44,366,559
Tokyo Gas Co. Ltd.	100,100	3,864,347
TOPPAN Holdings, Inc.	84,900	2,380,669
Toray Industries, Inc.	423,300	3,040,672
Toyo Suisan Kaisha Ltd.	28,400	1,842,742
Toyota Motor Corp.	3,439,900	65,099,015
Toyota Tsusho Corp.	212,700	8,828,187
Unicharm Corp.	325,000	2,061,461
West Japan Railway Co.	136,600	2,577,617
Yamaha Motor Co. Ltd.	291,100	2,435,018
Yaskawa Electric Corp.	78,500	2,337,558

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Yokogawa Electric Corp.	72,900	2,599,958
Zensho Holdings Co. Ltd.	29,300	1,829,537
		1,623,869,015
Luxembourg — 0.2%
ArcelorMittal SA	126,446	8,931,813
CVC Capital Partners plc (a)	315,862	5,303,365
		14,235,178
Macau — 0.1%
Galaxy Entertainment Group Ltd.	621,000	2,708,179
Sands China Ltd.	610,000	1,143,935
		3,852,114
Mexico — 0.0% ^
Fresnillo plc	55,315	1,863,337
Netherlands — 4.8%
Adyen NV * (a)	8,565	8,712,457
Argenx SE *	18,673	15,993,374
ASM International NV	13,226	12,249,247
ASML Holding NV	116,545	192,059,806
EXOR NV	25,774	2,064,003
HAL Trust	10,743	2,046,301
Heineken Holding NV	38,396	3,230,102
Heineken NV	82,222	7,444,413
ING Groep NV	862,199	30,299,016
Koninklijke Ahold Delhaize NV	256,206	10,151,454
Koninklijke KPN NV	1,140,580	5,385,637
Koninklijke Philips NV	242,118	6,379,293
NN Group NV	78,563	7,405,441
Universal Music Group NV	277,689	4,581,747
Wolters Kluwer NV	67,224	5,277,667
		313,279,958
New Zealand — 0.1%
Auckland International Airport Ltd.	459,246	2,354,651
Fisher & Paykel Healthcare Corp. Ltd.	165,674	3,962,394
Meridian Energy Ltd.	391,272	1,312,046
		7,629,091
Nigeria — 0.0% ^
Airtel Africa plc (a)	230,525	1,040,566
Norway — 0.6%
Aker BP ASA	92,123	3,284,590
DNB Bank ASA	210,664	6,783,087
Equinor ASA	235,381	9,662,610
Gjensidige Forsikring ASA	56,594	1,688,252
Kongsberg Gruppen ASA	131,251	4,101,983
Mowi ASA	132,518	2,837,904
Norsk Hydro ASA	384,840	3,549,775

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Orkla ASA	219,592	2,439,216
Salmar ASA	22,017	1,200,326
Storebrand ASA	121,214	2,580,081
Telenor ASA	186,723	2,636,089
Var Energi ASA	246,316	1,237,494
		42,001,407
Poland — 0.6%
Allegro.eu SA * (a)	264,679	3,188,369
Bank Polska Kasa Opieki SA	63,047	4,155,732
Dino Polska SA * (a)	144,689	1,240,619
Erste Bank Polska SA	11,598	2,286,611
ING Bank Slaski SA	9,764	1,157,885
KGHM Polska Miedz SA	40,956	3,395,023
LPP SA	383	2,227,864
ORLEN SA	174,641	6,929,984
Powszechna Kasa Oszczednosci Bank Polski SA	257,473	7,712,059
Powszechny Zaklad Ubezpieczen SA	170,607	3,248,977
		35,543,123
Portugal — 0.1%
EDP SA	834,340	4,296,269
Galp Energia SGPS SA	135,211	3,070,724
Jeronimo Martins SGPS SA	82,648	1,657,498
		9,024,491
Russia — 0.0%
Evraz plc ‡ *	96,418	—
Singapore — 1.7%
CapitaLand Ascendas, REIT	1,246,900	2,497,513
CapitaLand Integrated Commercial Trust, REIT	1,854,258	3,598,628
CapitaLand Investment Ltd.	661,200	1,370,236
DBS Group Holdings Ltd.	611,650	35,290,214
Genting Singapore Ltd.	1,724,900	853,741
Jardine Cycle & Carriage Ltd.	17,700	405,629
Keppel Ltd.	425,100	3,796,551
Oversea-Chinese Banking Corp. Ltd.	978,300	22,220,346
Singapore Airlines Ltd.	438,450	2,630,176
Singapore Exchange Ltd.	246,100	4,691,701
Singapore Technologies Engineering Ltd.	468,800	3,683,731
Singapore Telecommunications Ltd.	2,463,900	8,524,844
STMicroelectronics NV	192,483	10,282,136
United Overseas Bank Ltd.	394,900	13,355,161
		113,200,607
South Africa — 0.2%
Anglo American plc	299,762	15,174,403
Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	65,901	8,400,463

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Aena SME SA (a)	220,691	6,803,434
Amadeus IT Group SA	123,330	7,611,556
Banco Bilbao Vizcaya Argentaria SA	1,674,139	46,929,316
Banco Santander SA	4,306,556	61,249,021
CaixaBank SA	1,057,393	15,360,058
Cellnex Telecom SA (a)	165,619	5,144,799
EDP Renewables SA	76,949	1,194,014
Endesa SA	93,197	4,538,224
Iberdrola SA	1,834,856	43,584,443
Industria de Diseno Textil SA	332,764	21,717,389
Naturgy Energy Group SA	43,746	1,459,361
Repsol SA	331,568	10,119,798
Telefonica SA	1,352,928	5,585,826
		239,697,702
Sweden — 3.5%
Alfa Laval AB	87,366	5,170,154
Assa Abloy AB, Class B	316,235	11,734,148
Atlas Copco AB, Class A	759,812	16,054,696
Atlas Copco AB, Class B	468,649	8,659,485
Axfood AB	32,468	828,629
Beijer Ref AB	120,563	1,701,422
Boliden AB	85,296	4,291,890
Epiroc AB, Class A	186,891	4,791,256
Epiroc AB, Class B	117,088	2,567,224
EQT AB	211,905	7,197,519
Essity AB, Class A	6,614	193,118
Essity AB, Class B	187,018	5,433,003
Evolution AB * (a)	38,642	2,949,207
Fastighets AB Balder, Class B *	210,186	1,150,396
H & M Hennes & Mauritz AB, Class B (b)	133,363	2,442,375
Hexagon AB, Class B	630,666	6,225,034
Industrivarden AB, Class A	32,823	1,892,675
Industrivarden AB, Class C	51,885	2,969,056
Indutrade AB	80,290	2,015,848
Investment AB Latour, Class B	42,814	903,206
Investor AB, Class A	170,698	7,243,322
Investor AB, Class B	545,218	23,552,258
L E Lundbergforetagen AB, Class B	21,952	1,318,554
Lifco AB, Class B	67,827	2,310,058
Nibe Industrier AB, Class B	492,496	1,974,187
Nordnet AB publ	47,205	1,808,385
Saab AB, Class B	112,311	7,057,378
Sagax AB, Class B	66,654	1,171,672
Sagax AB, Class D	32,988	115,042
Sandvik AB	307,703	11,506,473
Securitas AB, Class B	159,670	2,564,997
Skandinaviska Enskilda Banken AB, Class A	397,971	9,325,457

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Skandinaviska Enskilda Banken AB, Class C	6,037	143,842
Skanska AB, Class B	98,186	2,755,125
SKF AB, Class B	127,895	3,461,766
SSAB AB, Class A	64,484	678,879
SSAB AB, Class B	175,402	1,847,482
Svenska Cellulosa AB SCA, Class B	145,336	1,652,347
Svenska Handelsbanken AB, Class A	416,331	6,365,938
Svenska Handelsbanken AB, Class B (b)	10,564	257,920
Swedbank AB, Class A	280,305	11,212,191
Swedish Orphan Biovitrum AB *	50,014	2,478,506
Tele2 AB, Class B	166,002	2,875,832
Telefonaktiebolaget LM Ericsson, Class A	16,485	163,013
Telefonaktiebolaget LM Ericsson, Class B	825,031	8,115,570
Telia Co. AB	695,376	3,222,517
Trelleborg AB, Class B	56,552	2,513,967
Volvo AB, Class A	56,916	2,181,859
Volvo AB, Class B	476,455	18,225,235
		227,270,113
Switzerland — 5.6%
ABB Ltd. (Registered)	465,523	45,928,005
Chocoladefabriken Lindt & Spruengli AG	293	3,381,828
Chocoladefabriken Lindt & Spruengli AG (Registered)	32	3,768,020
Cie Financiere Richemont SA (Registered)	160,214	37,865,288
DSM-Firmenich AG (b)	66,764	7,197,679
EMS-Chemie Holding AG (Registered) (b)	2,044	2,069,834
Galderma Group AG	45,619	9,927,219
Geberit AG (Registered)	9,890	6,516,527
Givaudan SA (Registered)	2,435	9,732,340
Julius Baer Group Ltd.	59,263	5,210,439
Kuehne + Nagel International AG (Registered)	14,104	3,591,750
Lonza Group AG (Registered)	21,087	14,697,181
Nestle SA (Registered)	747,355	74,698,931
Partners Group Holding AG	6,222	5,186,218
Sandoz Group AG	124,106	10,116,853
Schindler Holding AG	11,984	3,772,325
Schindler Holding AG (Registered)	6,213	1,900,395
SGS SA (Registered)	50,895	6,030,874
Sika AG (Registered)	48,137	10,830,374
Straumann Holding AG (Registered)	32,297	3,999,670
Swiss Life Holding AG (Registered)	8,357	9,861,243
Swisscom AG (Registered)	7,622	5,857,096
UBS Group AG (Registered)	895,824	47,351,154
Zurich Insurance Group AG	44,760	34,094,954
		363,586,197
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	300	—

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — 11.4%
3i Group plc	288,821	11,118,970
Admiral Group plc	69,242	3,510,049
Associated British Foods plc	83,004	2,331,957
AstraZeneca plc	465,378	79,165,601
Aviva plc	910,396	8,520,581
BAE Systems plc	879,491	24,897,804
Barclays plc	3,966,947	27,266,952
British American Tobacco plc	651,869	39,542,989
BT Group plc	1,706,950	4,621,806
Bunzl plc	92,533	3,491,930
Centrica plc	1,359,859	2,840,762
CK Hutchison Holdings Ltd.	800,500	7,500,109
Coca-Cola Europacific Partners plc	60,223	6,592,009
Compass Group plc	513,108	16,294,185
Diageo plc	667,622	14,666,543
GSK plc	1,205,030	31,334,229
Halma plc	113,992	5,446,214
HSBC Holdings plc	5,162,276	109,932,272
ICG plc	85,750	2,189,363
Imperial Brands plc	231,977	8,803,731
Informa plc	351,419	4,209,869
International Consolidated Airlines Group SA	953,850	5,591,386
Intertek Group plc	46,089	3,640,257
J Sainsbury plc	518,180	2,498,825
Legal & General Group plc	1,668,439	6,774,453
Lloyds Banking Group plc	17,531,658	27,097,228
London Stock Exchange Group plc	132,317	14,884,672
M&G plc	597,691	2,887,268
Melrose Industries plc	349,184	2,147,929
National Grid plc	1,489,645	23,843,039
NatWest Group plc	2,410,911	22,741,234
Next plc	34,195	6,847,826
Pearson plc	181,531	3,063,272
Reckitt Benckiser Group plc	192,411	13,579,865
RELX plc	533,154	18,752,070
Rentokil Initial plc	757,419	3,488,110
Rolls-Royce Holdings plc	2,488,722	49,649,153
Sage Group plc (The)	274,273	3,612,989
Schroders plc	236,047	1,872,330
Segro plc, REIT	371,826	4,857,055
Severn Trent plc	79,386	3,219,417
Smith & Nephew plc	256,061	4,005,553
Smiths Group plc	90,747	3,240,539
Spirax Group plc	21,485	2,014,368
SSE plc	350,346	11,068,634
Standard Chartered plc	527,900	15,608,740
Standard Life plc	224,938	2,803,022
Tesco plc	1,908,300	12,560,734

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Unilever plc	654,375	41,636,301
United Utilities Group plc	222,934	4,152,003
Verisure plc *	73,265	911,016
Vodafone Group plc	5,737,279	9,105,005
Weir Group plc (The)	77,873	2,778,300
Wise Group plc, Class A *	194,393	2,321,826
		747,532,344
United States — 7.2%
Alcon AG	147,668	10,141,724
Amrize Ltd.	147,967	7,252,925
AP Moller - Maersk A/S, Class A	755	1,968,451
AP Moller - Maersk A/S, Class B	868	2,330,691
BP plc	4,601,005	34,568,110
Experian plc	269,111	10,153,482
Ferrovial NV	149,014	9,761,314
Haleon plc	2,674,081	13,091,125
Holcim AG	149,834	13,608,551
InterContinental Hotels Group plc	44,676	7,224,430
Novartis AG (Registered)	572,369	89,513,873
Roche Holding AG	207,209	90,569,501
Roche Holding AG	8,714	3,862,879
Sanofi SA	332,976	28,673,124
Schneider Electric SE	162,688	54,660,827
Shell plc	1,674,509	76,645,134
Stellantis NV *	603,137	3,472,602
Swiss Re AG	85,119	14,165,083
Tenaris SA	95,193	2,731,052
		474,394,878
Total Common Stocks (Cost $4,503,902,113)		6,516,998,385
Short-Term Investments — 0.7%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (c) (d) (Cost $25,794,967)	25,794,967	25,794,967
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d)(Cost $20,024,173)	20,024,173	20,024,173
Total Short-Term Investments (Cost $45,819,140)		45,819,140
Total Investments — 100.1% (Cost $4,549,721,253)		6,562,817,525
Liabilities in Excess of Other Assets — (0.1)%		(6,356,820)
NET ASSETS — 100.0%		6,556,460,705

Percentages indicated are based on net assets.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $19,068,167.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.6%
Pharmaceuticals	7.8
Semiconductors & Semiconductor Equipment	6.1
Insurance	5.8
Oil, Gas & Consumable Fuels	3.9
Aerospace & Defense	3.4
Electrical Equipment	3.4
Metals & Mining	3.3
Capital Markets	3.1
Machinery	3.1
Industrial Conglomerates	2.1
Chemicals	2.1
Automobiles	2.1
Trading Companies & Distributors	2.0
Food Products	2.0
Textiles, Apparel & Luxury Goods	1.9
Electric Utilities	1.9
Diversified Telecommunication Services	1.6
Electronic Equipment, Instruments & Components	1.5
Professional Services	1.3
Personal Care Products	1.3
Financial Services	1.3
Beverages	1.2
Health Care Equipment & Supplies	1.2
Wireless Telecommunication Services	1.1
Software	1.0
Multi-Utilities	1.0
Construction & Engineering	1.0
Consumer Staples Distribution & Retail	1.0
Household Durables	1.0
Tobacco	1.0
Others (each less than 1.0%)	12.2
Short-Term Investments	0.7

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	235	09/18/2026	USD	37,427,275	397,800

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$487,607,189	$—	$487,607,189
Austria	251,808	25,020,231	—	25,272,039
Belgium	—	62,281,526	—	62,281,526
Brazil	—	2,301,842	—	2,301,842
Chile	—	5,178,508	—	5,178,508
China	—	26,976,589	—	26,976,589
Czech Republic	870,968	—	—	870,968
Denmark	6,758,445	93,794,199	—	100,552,644
Finland	—	78,936,354	—	78,936,354
France	11,749,742	513,801,111	—	525,550,853
Germany	2,958,524	550,330,311	—	553,288,835
Hong Kong	—	110,471,036	—	110,471,036
Indonesia	—	3,925,124	—	3,925,124
Ireland	—	15,722,641	—	15,722,641
Israel	—	62,205,567	—	62,205,567
Italy	—	222,662,146	—	222,662,146
Japan	8,121,888	1,615,747,127	—	1,623,869,015
Luxembourg	—	14,235,178	—	14,235,178
Macau	—	3,852,114	—	3,852,114
Mexico	—	1,863,337	—	1,863,337
Netherlands	10,151,454	303,128,504	—	313,279,958
New Zealand	—	7,629,091	—	7,629,091
Nigeria	—	1,040,566	—	1,040,566
Norway	6,738,072	35,263,335	—	42,001,407
Poland	1,157,885	34,385,238	—	35,543,123
Portugal	—	9,024,491	—	9,024,491
Russia	—	—	—(a )	—(a )
Singapore	—	113,200,607	—	113,200,607
South Africa	—	15,174,403	—	15,174,403
Spain	—	239,697,702	—	239,697,702
Sweden	—	227,270,113	—	227,270,113
Switzerland	—	363,586,197	—	363,586,197
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	9,432,771	738,099,573	—	747,532,344
United States	4,299,142	470,095,736	—	474,394,878
Total Common Stocks	62,490,699	6,454,507,686	— (a)	6,516,998,385
Short-Term Investments
Investment Companies	25,794,967	—	—	25,794,967
Investment of Cash Collateral from Securities Loaned	20,024,173	—	—	20,024,173
Total Short-Term Investments	45,819,140	—	—	45,819,140
Total Investments in Securities	$108,309,839	$6,454,507,686	$— (a)	$6,562,817,525

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$397,800	$—	$—	$397,800

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$32,600,781	$440,153,111	$452,729,719	$—	$—	$20,024,173	20,024,173	$1,435,377	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	22,645,557	290,510,217	287,360,807	—	—	25,794,967	25,794,967	971,662	—
Total	$55,246,338	$730,663,328	$740,090,526	$—	$—	$45,819,140		$2,407,039	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.